                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21117

                        UBS Credit Recovery Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

                                                                                                                            DOLLAR
                                                                                                                           AMOUNT OF
                                                                        REALIZED                                             FAIR
                                                                          AND                                              VALUE FOR
                                                                       UNREALIZED                                 FIRST      FIRST
                                                               % OF   GAIN/(LOSS)    INITIAL                    AVAILABLE  AVAILABLE
                                                             MEMBERS'     FROM     ACQUISITION                 REDEMPTION REDEMPTION
INVESTMENT FUND                        COST      FAIR VALUE   CAPITAL INVESTMENTS     DATE      LIQUIDITY (a)      (b)        (b)
---------------                    ------------ ------------ -------- -----------  ----------- --------------- ---------- ----------
CONVERTIBLE ARBITRAGE
Waterstone Market Neutral Fund,
   L.P. (c)                        $ 18,000,000 $ 18,390,618   4.07   $   390,618    7/1/2010     Quarterly
                                   ------------ ------------  -----   -----------
   CONVERTIBLE ARBITRAGE SUBTOTAL  $ 18,000,000 $ 18,390,618   4.07%  $   390,618
DIRECT LOANS/STRUCTURED FINANCE
European Special Opportunities
   Fund II, Ltd., Class B (d)        14,186,679   13,999,337   3.10       232,859    2/1/2008        N/A
Indus Structured Finance Fund,
   L.P., Class A                     11,380,871    6,514,792   1.44    (1,219,479)   5/1/2007   Semi-Annually   6/30/2012  6,514,792
Marathon Distressed Subprime
   Fund, L.P.                        20,000,000   25,376,814   5.62     5,562,161    9/1/2007  Every 18 months
Marathon Structured Finance Fund,
   L.P. (d)                           3,743,265    3,481,620   0.77       126,758   11/1/2004        N/A
Marathon Structured Finance Fund,
   L.P. (e)                           2,466,141    1,780,592   0.40        18,664   11/1/2004        N/A
One William Street Capital
   Partners, L.P. (c)                17,500,000   20,330,454   4.51     2,545,204   12/1/2009     Quarterly    12/31/2010 20,330,454
Styx Partners, L.P. (d)              23,525,734   21,507,201   4.77    (8,759,204)   8/1/2002        N/A
                                   ------------ ------------  -----   -----------
   DIRECT LOANS/STRUCTURED FINANCE
      SUBTOTAL                     $ 92,802,690 $ 92,990,810  20.61%  $(1,493,037)
DISTRESSED/CREDIT
Cyan Warwick European Distressed &
   Special Situations Credit
   Fund LP                            7,900,000    7,901,457   1.75         1,457    8/1/2010     Quarterly     9/30/2012  7,901,457
Gramercy Argentina Opportunity
   Fund, Ltd. (c)                    10,000,000   12,506,560   2.77     2,105,434    8/1/2007     Quarterly
Gramercy Onshore Fund SPV III,
   L.L.C. (d)                         1,850,960    1,401,264   0.31      (924,696)   8/1/2007        N/A
Gramercy Onshore Fund SPV,
   L.L.C. (d)                         1,815,932    1,089,324   0.24      (875,979)   8/1/2007        N/A
Marathon Special Opportunity Fund,
   L.P. (c)                          13,975,850   19,006,750   4.21     1,069,726   10/1/2002  Every 24 months
Marathon Special Opportunity Fund,
   L.P. (d)                             595,644      776,987   0.18       169,519   10/1/2002        N/A
Marathon Special Opportunity Fund,
   L.P. (e)                           4,288,200    4,653,329   1.03       201,303   10/1/2002        N/A
Monarch Debt Recovery Fund,
   L.P. (c)                           6,750,000   18,056,123   4.00     2,580,727   10/1/2002     Annually
Normandy Hill Fund, L.P. (c)         15,000,000   14,663,200   3.25      (336,800)   4/1/2010     Quarterly
                                   ------------ ------------  -----   -----------
   DISTRESSED/CREDIT SUBTOTAL      $ 62,176,586 $ 80,054,994  17.74%  $ 3,990,691
DIVERSIFIED CREDIT
Ahab Partners, L.P. (d)               9,645,364    9,431,863   2.09     2,031,961    8/1/2002        N/A
Brevan Howard Credit Catalysts
   Fund, L.P. (c)                    22,000,000   22,280,053   4.94       280,053    6/1/2010      Monthly
Brigade Leveraged Capital
   Structures Fund, L.P. (c)         31,477,650   38,490,718   8.53     2,149,242    2/1/2008     Quarterly
Camulos Partners, L.P. (d)            8,508,696    3,142,714   0.70      (223,338)   2/1/2006        N/A
Canyon Value Realization Fund,
   L.P. (e)                           2,551,163    3,176,165   0.70       104,950    8/1/2002        N/A
Claren Road Credit Partners,
   L.P. (c)                          25,129,426   36,830,685   8.16     1,920,421   10/1/2006     Quarterly
Claren Road Credit Partners, L.P.,
   L Interest (e)                       547,951    2,229,604   0.50      (552,827)  10/1/2006        N/A
Claren Road Credit Partners, L.P.,
   L Interest payable (e)             3,522,251    2,785,687   0.62       480,325   10/1/2006        N/A
Cyrus Opportunities Fund II,
   L.P. (d)                           2,441,640    2,262,635   0.50       229,072    8/1/2002        N/A
Cyrus Opportunities Fund II,
   L.P. (e)                             456,428      826,471   0.18       300,149    8/1/2002        N/A
Gracie Credit Opportunities Fund,
   L.L.C. (c)                        25,000,000   25,771,381   5.71       712,661   11/1/2009     Quarterly    12/31/2010 25,771,381
Harbinger Capital Partners Fund I,
   L.P., Class L (e)                    336,983    1,234,527   0.27       255,954    8/1/2006        N/A
Harbinger Capital Partners Special
   Situations Fund, L.P. (e)          1,328,967      998,410   0.22      (200,422)   8/1/2006        N/A
Harbinger Capital Partners Special
   Situations Fund, L.P. (c)          3,704,261    7,404,186   1.64      (882,268)   8/1/2006    Anniversary
Harbinger Class PE Holdings (US)
   Trust (e)                          6,459,866    4,597,082   1.02    (1,240,319)   8/1/2002        N/A
Knighthead Domestic Fund, L.P. (c)   16,000,000   25,672,488   5.69     2,382,667    6/1/2008  Every 24 months
Redwood Domestic Fund, L.P. (c)      10,000,000   15,505,782   3.44     2,078,510   10/1/2008  Every 24 months
Trilogy Financial Partners,
   L.P. (d)                           3,516,566    4,375,435   0.97     1,102,340    1/1/2003        N/A
Whitebox Hedged High Yield Fund,
   L.P. (d)                           1,098,652    1,585,332   0.35        72,951    2/1/2004        N/A
Whitebox Hedged High Yield,
   Ltd. (d)                           4,758,806    4,372,679   0.97       336,402    9/1/2005        N/A
                                   ------------ ------------  -----   -----------
   DIVERSIFIED CREDIT SUBTOTAL     $178,484,670 $212,973,897  47.20%  $11,338,484

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

EURO FX CONTRACTS
Euro Foreign Currency Forward
   Contract(f)                               -- $   (39,072)  (0.01)% $   903,036
Other Securities                             --          --      --       100,663
Redeemed Investment Funds                    --          --      --     2,881,235
                                   ------------ ------------  -----   -----------
TOTAL                              $351,463,946 $404,371,247  89.61%  $18,111,690
                                   ============ ============  =====   ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(e) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(f) The current fair value of the Euro foreign forward currency sale contract is ($16,382,472) and the value on settlement date of December 31, 2010 is $(16,343,400).

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the September 30, 2010 measurement date.

                                  ASSETS TABLE

                                   TOTAL FAIR
                                    VALUE AT
                                  SEPTEMBER 30,
DESCRIPTION                           2010        LEVEL 1      LEVEL 2        LEVEL 3
-----------                       -------------   -------   ------------   ------------
Convertible Arbitrage              $ 18,390,618     $--     $ 18,390,618   $         --
Direct Loans/Structured Finance      92,990,810      --       20,330,454     72,660,356
Distressed/Credit                    80,054,994      --       64,232,633     15,822,361
Diversified Credit                  212,973,897      --      171,955,293     41,018,604
                                   ------------     ---     ------------   ------------
TOTAL ASSETS                       $404,410,319     $--     $274,908,998   $129,501,321
                                   ------------     ---     ------------   ------------

                                LIABILITIES TABLE

                                   TOTAL FAIR
                                    VALUE AT
                                  SEPTEMBER 30,
DESCRIPTION                           2010        LEVEL 1    LEVEL 2   LEVEL 3
-----------                       -------------   -------   --------   -------
Euro FX Contracts                   $(39,072)       $--     $(39,072)    $--
TOTAL LIABILITIES                   $(39,072)       $--     $(39,072)    $--

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                       CHANGE IN                    NET TRANSFERS
                                    BALANCE AS OF                     UNREALIZED          NET         IN AND/OR     BALANCE AS OF
                                     DECEMBER 31,      REALIZED     APPRECIATION /    PURCHASES /      (OUT) OF     SEPTEMBER 30,
DESCRIPTION                              2009       GAIN / (LOSS)    DEPRECIATION       (SALES)        LEVEL 3           2010
-----------                         -------------   -------------   --------------   ------------   -------------   -------------
Direct Loans / Structured Finance    $115,768,617   $ (2,091,417)     $   598,380    $(21,284,770)  $ (20,330,454)   $ 72,660,356
Distressed Credit                      35,239,110     (4,057,248)       3,698,575         (51,326)    (19,006,750)     15,822,361
Diversified Credit                    135,842,741     (8,510,250)      15,101,682     (26,718,030)    (74,697,539)     41,018,604
                                     ------------   ------------      -----------    ------------   -------------    ------------
Total                                $286,850,468   $(14,658,915)     $19,398,637    $(48,054,126)  $(114,034,743)   $129,501,321
                                     ------------   ------------      -----------    ------------   -------------    ------------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2010 is $5,197,192.

The transfers out of Level 3 investments in the amount of $113,691,041 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to September 30, 2010. The remaining net transfer out of Level 3 investments in the amount of $343,702 is due to a transfer between side pocket and liquid holdings during the period ended September 30, 2010.

PORTFOLIO VALUATION

The Investment Fund in the convertible arbitrage strategy is generally subject to a 45 day redemption notice period and can be redeemed with no restrictions at the measurement date. The Investment Fund within this strategy had no unfunded capital commitments as of September 30, 2010.

Investment Funds in the direct loans/structured finance strategy are generally subject to 90 - 180 day redemption notice periods. Investment Funds representing approximately 56 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 12 - 48 months. The remaining approximately 44 percent of the Investment Funds have either initial redemption dates commencing in the future (29 percent) or are available to be redeemed with no restrictions (15 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. As of the measurement date, Investment Funds within this strategy had unfunded capital commitments of $3,775,195. One Investment Fund, with a fair value of $20,330,454, transferred from Level 3 to Level 2 at the measurement date.

Investment Funds in the distressed/credit strategy are generally subject to 60 - 180 day redemption notice periods. Investment Funds representing approximately 10 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 90 percent of the Investment Funds have either initial redemption dates commencing in the future (10 percent) or are available to be redeemed with no restrictions (80 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. The Investment Funds

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

within this strategy had no unfunded capital commitments as of September 30, 2010. One Investment Fund, with a fair value of $19,006,750, transferred from Level 3 to Level 2at the measurement date.

Investment Funds in the diversified credit strategy are generally subject to 30
- 180 day redemption notice periods. Investment Funds representing approximately 19 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 81 percent of the Investment Funds have either initial redemption dates commencing in the future (12 percent) or are available to be redeemed with no restrictions (69 percent), subject to the Investment Funds liquidity terms, as of the measurement date. The Investment Funds within this strategy had no unfunded capital commitments as of September 30, 2010. Five Investment Funds, with a fair value of $74,697,539, transferred from Level 3 to Level 2 at the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Credit Recovery Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date November 15, 2010

* Print the name and title of each signing officer under his or her signature.